Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of Revenue by Region

The following table summarizes revenue by region based on the billing address of customers for the three months ended June 30, 2024 and 2023:

	Three Months Ended June 30,
	2024		2023
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$587,712	55%	$704,626	59%
Europe, Middle East and Africa (EMEA)	360,666	34%	389,318	33%
Asia Pacific	119,819	11%	99,377	8%
Total	$1,068,197	100%	$1,193,321	100%

The following table summarizes revenue by region based on the billing address of customers for the six months ended June 30, 2024 and 2023:

	Six Months Ended June 30,
	2024		2023
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$1,170,539	55%	$1,374,401	62%
Europe, Middle East and Africa (EMEA)	746,916	34%	797,228	30%
Asia Pacific	230,214	11%	198,753	8%
Total	$2,147,669	100%	$2,370,382	100%

The following table summarizes revenue by region based on the billing address of customers:

	Year Ended December 31,
	2023		2022
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$2,677,050	59%	$3,307,129	62%
Europe, Middle East and Africa (EMEA)	1,511,886	33%	1,588,539	30%
Asia Pacific	372,364	8%	437,311	8%
Total	$4,561,300	100%	$5,332,979	100%

Summary of Accounts Receivable, Net
	Opening Balance	Closing Balance	Opening Balance	Closing Balance
	1/1/2024	6/30/2024	1/1/2023	6/30/2023
Accounts receivable, net	$105,049	$26,161	$68,416	$109,533

	For The Years Ended December 31,
	2023		2022
	Opening Balance	Closing Balance	Opening Balance	Closing Balance
Accounts receivable, net	$68,416	$105,049	$74,727	$68,416

Summary of Costs to Obtain Contract Activity

The following summarizes the Costs to obtain a contract activity during the three and six months ended June 30, 2024:

Balance - December 31, 2023	$51,472
Commissions Incurred	31,610
Deferred Commissions Recognized	(44,620)
Balance - March 31, 2024	38,462
Commissions Incurred	48,316
Deferred Commissions Recognized	(47,634)
Balance - June 30, 2024	$39,144

The following summarizes the Costs to obtain a contract activity during the three and six months ended June 30, 2023:

Balance - December 31, 2022	$69,737
Commissions Incurred	88,928
Deferred Commissions Recognized	(104,289)
Balance - March 31, 2023	54,376
Commissions Incurred	60,777
Deferred Commissions Recognized	(75,001)
Balance - June 30, 2023	$40,152

The following summarizes the Costs to obtain a contract activity during the years ended December 31, 2023 and 2022:

Balance-December 31, 2021	$90,662
Commissions Incurred	343,003
Deferred Commissions Recognized	(363,928)
Balance-December 31, 2022	69,737
Commissions Incurred	242,810
Deferred Commissions Recognized	(261,075)
Balance-December 31, 2023	$51,472